Shareholder Report, Average Annual Return (Details)	1 Months Ended	4 Months Ended	11 Months Ended	12 Months Ended		18 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000237295 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					22.26%				21.48%
C000248532 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.44%
C000238757 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					13.99%		17.72%
C000238755 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					24.14%		33.12%
C000238756 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					15.12%		14.09%
C000238758 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					16.73%		18.57%
C000237296 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					6.43%					13.27%
C000237297 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					30.46%			43.03%
C000240405 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.60%
C000237654 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					12.38%	13.44%
C000241772 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.24%
C000242670 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				6.45%
C000242671 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				6.57%
Bloomberg US Large Cap Index/Solactive GBS United States 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					22.29%				21.55%
Bloomberg US 400 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.67%
Bloomberg US 600 Index/Bloomberg US 2000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					14.14%		17.93%
Bloomberg US 1000 Growth Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					24.36%		33.39%
Bloomberg US 1000 Value Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					15.39%		14.33%
Bloomberg US 1000 Dividend Growth Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					17.18%		19.03%
Bloomberg US Energy Select Index/Solactive United States Energy Regulated Capped Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					6.91%					13.71%
Bloomberg US Listed Semiconductors Select Index/Solactive United States Semiconductors 30 Capped Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					31.12%			43.77%
Bloomberg FAANG 2.0 Select Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.17%
Bloomberg Emerging Markets Ex-China Large & Mid-Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					15.14%	15.39%
Bloomberg Developed Markets Ex US Large & Mid Cap Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.59%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				5.53%
Bloomberg US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				5.36%
Bloomberg US Large Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					21.52%				22.24%
Bloomberg US 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		6.96%	23.58%		21.51%		26.85%	24.39%		16.89%